Income Taxes - Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Unrealized loss on available for sale securities		$ 254,502	$ 17,370
Allowance for loan losses		43,686	30,335
Cash flow hedges		18,192	0
Leases		17,447	25,389
Charitable contribution limitation carryover		12,273	18,278
Investment losses		7,918	10,680
Accrued expenses		6,294	6,888
Fixed assets		4,287	3,799
Loan basis difference fair value adjustments		4,009	3,949
Employee benefits		354	13,996
PPP loans fee income		58	2,967
Other		2,083	1,783
Total deferred tax assets before valuation allowance		371,103	135,434
Valuation allowance	$ (17,400)	0	(700)	$ (12,000)
Total deferred tax assets		371,103	134,734
Deferred tax liabilities:
Amortization of intangibles		17,565	17,339
Lease obligation		16,383	23,849
Partnerships		2,340	3,324
Trading securities		938	6,482
Cash flow hedges		0	2,878
Other		2,229	4,327
Total deferred tax liabilities		39,455	58,199
Net deferred income tax (liabilities) assets		331,648	76,535
Discontinued Operations
Deferred tax assets:
Leases		2,589	2,928
Accrued expenses		868	897
Total deferred tax assets		3,457	3,825
Deferred tax liabilities:
Amortization of intangibles		1,126	550
Lease obligation		2,450	2,762
Other		196	67
Total deferred tax liabilities		3,772	3,379
Net deferred income tax (liabilities) assets		$ (315)
Net deferred income tax (liabilities) assets			$ 446